Note 19 - Warrants	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Warrants Disclosure [Text Block]

Note 19. Warrants

Underwriter Warrants

In addition to, but separate from, the registered warrants included in the units sold in the June Offering, the Company issued 144,000 warrants to Maxim Group LLC, the underwriter (the “Underwriter Warrants”) in connection with the June Offering. The Underwriter Warrants expire five years from the effective date of the June Offering and are exercisable at a per share price equal to $5.50 per share, or 110% of the public offering price per unit in the June Offering.

As of December 31, 2023 and 2022, there were 144,000 and 144,000 Underwriter Warrants issued and outstanding, respectively.

Placement Agent Warrants

On December 9, 2022, pursuant to the December Offering, the Company issued warrants to purchase 4,575,429 shares of common stock in an offering, at an exercise price of $1.75 and a term of 3 years.

In addition to, but separate from, the unregistered warrants included in the units sold in the December Offering, the Company issued 549,051 warrants to purchase shares of Common Stock with an exercise price of $1.75 per share, to its Placement Agent Dawson James Securities Inc. The Placement Agent Warrants are exercisable at any time and from time to time during the three-year period commencing on the six-month anniversary of the closing date.

As of December 31, 2023 and 2022, there were 549,051 and 549,051 Placement Agent Warrants issued and outstanding, respectively.

Stock Based Compensation Warrants

For the year ended December 31, 2023, the Company granted warrants as stock based compensations valued at approximately $1.60 per warrant, using a Black-Scholes option pricing model with the following assumptions: stock price of $1.60 per share (based on closing price of the Company’s common stock on the date of grant), volatility of 507%, expected term of 3 years and a risk free interest rate of 4.47%. As of December 31, 2023 and 2022, there were 20,000 and 0 Stock Based Compensation Warrants issued and outstanding, respectively.

A summary of the status of the Company’s total outstanding warrants and changes during the year ended December 31, 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2022	2,530,092	$5.00	4.42
Granted	5,124,480	$1.75	3.05
Exercised	—	$—	—
Forfeited	—	$—	—
Cancelled	—	$—	—
Balance outstanding and exercisable at December 31, 2022	7,654,572	$2.83	3.15

Balance at January 1, 2023	7,654,572	$2.83	3.15
Granted	20,000	$1.65	3.00
Exercised	(105,000)	$1.75	—
Forfeited	—	$—	—
Cancelled	—	$—	—
Balance outstanding and exercisable at December 31, 2023	7,569,572	$2.85	2.15

As of December 31, 2023, and December 31, 2022, there were 7,569,572 and 7,654,572 warrants outstanding, respectively.

As of December 31, 2022, the Company had registered warrants of 2,386,092 of the 7,654,572 warrants issued and outstanding.

As of December 31, 2023, the Company had registered warrants of 2,386,092 of the 7,569,572 warrants issued and outstanding.

The Company determined that the warrants do not meet the definition of liability under FASB ASC Topic 480 and therefore classified the warrants as equity instruments.